The following table summarizes information on warrants outstanding at December 31, 2021: (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding	872,055
Average Remaining contractual life	4 years 3 months	4 years 7 months 6 days
Warrant reserve [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average Remaining contractual life	4 years 1 month 24 days	4 years 6 months 21 days
Exercise Price $4.70 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 4.70
Number outstanding	1,785,176
Expiry date	February 9, 2026
Average Remaining contractual life	3 years 1 month 9 days
Exercise Price $4.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 4.77
Number outstanding	2,431,900
Expiry date	October 15, 2026
Average Remaining contractual life	3 years 9 months 14 days
Exercise Price $1.77 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.17
Number outstanding	910,000
Expiry date	October 15, 2026
Average Remaining contractual life	3 years 9 months 14 days
Exercise Price $1.22 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 1.22
Number outstanding	5,000,000
Expiry date	October 7, 2027
Average Remaining contractual life	4 years 9 months 7 days